EQUITY (Detail Textuals 2) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
		Aug. 29, 2019	Jul. 18, 2019	Aug. 17, 2018	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				375,000
Number of options outstanding					234,000	234,000	50,000	0
Expected term						5 years	10 years
Expected average volatility						158.00%	170.00%
Risk-free interest rate						1.40%	2.87%
Expected dividend yield						0.00%	0.00%
Remains unamortized stock base expenses					$ 82,833
Stock based compensation					$ 13,000	$ 52,000	$ 56,835
Term of remaining life of stock options weighted average value					9 years 6 months 10 days	9 years 9 months 10 days	9 years 11 months 19 days
Number of shares granted during period					0	184,000	50,000
Options Outstanding, granted weighted average remaining life (years)						10 years	10 years
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remains unamortized stock base expenses						$ 637,865	$ 429,519
Stock based compensation						$ 133,110	$ 107,169
Number of shares granted during period						234,000	50,000
Intrinsic value						$ 0	$ 0
Equity Incentive Plan 2018 | Director and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period				50,000
Expiration date under plan				Aug. 17, 2028
Options Outstanding, granted weighted average remaining life (years)				10 years
Weighted Average Exercise Price				$ 10.8
Equity Incentive Plan 2018 | Saoirse O'Sullivan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price						$ 10.8
Number of shares granted during period	[1]					12,500
Expiration date under plan						Aug. 17, 2028
Equity Incentive Plan 2018 | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 1.99	$ 3.12
Number of shares granted during period		181,500	2,500
Expiration date under plan		Aug. 29, 2029	Jul. 18, 2029

[1]	Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.